INCOME TAX (Changes in Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
INCOME TAX [Abstract]
Balance	$ 439	$ 1,504	$ 1,504
Decrease related tax positions of prior years		(1,076)
Translations differences related to the current year	33	11
Balance	$ 472	$ 439	$ 1,504